Trade and other payables	12 Months Ended
Dec. 31, 2023
Trade and other current payables [abstract]
Trade and other payables
18 Trade and other payables
Trade and other payables are comprised of the following:

	As of December 31,
In thousands of USD	2022	2023
Trade payables	18,193	20,780
Invoices not yet received	19,248	15,246
Accrued employee benefit costs	11,772	9,191
Share-based compensation - Cash settled payable	566	206
Trade Deposits	1,082	730
Sundry accruals	13,578	9,397
Trade and Other Payables	64,439	55,550
Current	64,230	55,425
Non-current	209	125
Terms and conditions of the above financial liabilities:
•Trade payables are non-interest bearing and are normally settled on 0-90 day terms
•Other payables are non-interest bearing and have an average term of 1-2 months
•For terms and conditions with related parties, refer to Note 31.
•For explanations on the Group’s financial risk management processes, refer to Note 33.
Sundry accruals relate principally to audit, IT, consulting and marketing.